Annual Total Returns [BarChart] - Cohen & Steers Real Estate Securities Fund - Class A	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	6.08%
Annual Return 2012	17.03%
Annual Return 2013	4.44%
Annual Return 2014	32.13%
Annual Return 2015	7.35%
Annual Return 2016	7.75%
Annual Return 2017	7.78%
Annual Return 2018	(4.56%)
Annual Return 2019	31.17%
Annual Return 2020	(2.01%)

[1]	The annual total returns for Class C, F, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses.